ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll payable		¥ 225,912	¥ 150,161
Payable for business acquisition		128,002
Others		141,570	64,009
Accrued expenses and other current liabilities	$ 71,172	¥ 495,484	¥ 214,170